Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
C000002893
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Growth Fund - Class AAA
C000002895
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Growth Fund - Class C
Average Annual Return, Percent	9.40%	16.22%	14.14%	14.60%
C000002896
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Growth Fund - Class I
C000002892
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Growth Fund - Class A
Average Annual Return, Percent	4.43%	11.30%	13.64%	14.78%
Without Sales Load [Member] | C000002893
Average Annual Return [Line Items]
Average Annual Return, Percent	10.80%	18.08%	15.00%	15.46%
Without Sales Load [Member] | C000002895
Average Annual Return [Line Items]
Average Annual Return, Percent	10.40%	17.22%	14.14%	14.60%
Without Sales Load [Member] | C000002896
Average Annual Return [Line Items]
Average Annual Return, Percent	10.94%	18.39%	15.28%	15.75%
Without Sales Load [Member] | C000002892
Average Annual Return [Line Items]
Average Annual Return, Percent	10.80%	18.09%	15.00%	15.46%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.20%	15.16%	16.64%	13.65%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.20%	15.16%	16.64%	13.65%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.20%	15.16%	16.64%	13.65%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.20%	15.16%	16.64%	13.65%
Russell 1000 Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.09%	17.22%	18.15%	17.01%
Russell 1000 Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.09%	17.22%	18.15%	17.01%
Russell 1000 Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.09%	17.22%	18.15%	17.01%
Russell 1000 Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.09%	17.22%	18.15%	17.01%